Leases - Company's Right-of-Use Asset (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Presentation of leases for lessee [abstract]
Balance at beginning of the period		$ 2,069		$ 1,472
Additions		586		1,083
Remeasurements	$ 812		$ 476
Additions from business combinations		0		13
Disposals		(271)		(296)
Depreciation		(776)		(660)	$ (662)
Hyperinflationary economies effect		6		13
Effects of changes in foreign exchange rates		(38)		(32)
Balance at end of the period		$ 2,388		$ 2,069	$ 1,472